SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 19, 2021 USD ($)	Aug. 19, 2021 GBP (£)
Accounting Policies [Line Items]
Investments in debt securities	$ 0	$ 0
Long-lived assets impairment charges	$ 0	0	$ 0
Investment received				$ 46,397,000	£ 38,340
Employee maximum contribution, percentage of monthly salary	8.33%
Severance pay expenses	$ 987,000	$ 1,069,000	$ 1,217,000
Maximum exercise price of options granted (in USD per share) | $ / shares	$ 0.03	$ 0.03	$ 0.03
Potentially dilutive securities that were excluded from the computation of loss per share (in shares) | shares	7,455,172	2,679,771	2,314,774
Revenues	$ 183,000	$ 1,608,000	$ 0
Cost of revenues	$ 3,681,000	3,270,000	547,000
Number of operating segments | segment	1
Number of reportable segments | segment	1
R&D tax credit benefits	$ 5,697,000	769,000	0
REE Platform Prototypes
Accounting Policies [Line Items]
Revenues		943,000
Cost of revenues		943,000
SDV Prototypes
Accounting Policies [Line Items]
Revenues	$ 183,000	665,000	0
United States
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	4.00%
Employer expenses related to defined contribution plan	$ 81,000	$ 106,000	$ 117,000
Foreign Plan
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	6.00%	6.00%	6.00%
Employer expenses related to defined contribution plan	$ 515,000	$ 538,000	$ 371,000
APC
Accounting Policies [Line Items]
Non-royalty bearing grants received				12,272,000	10,141
Investment received				49,571,000	40,963
Reduction from research and development expense	$ 3,636,000	$ 4,667,000	$ 4,472,000
UK Government
Accounting Policies [Line Items]
Non-royalty bearing grants received				$ 15,002,000	£ 12,397